Annual Fund Operating Expenses	Aug. 15, 2025
Defiance Leveraged Long + Income AAPL ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.49%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.02%	[1]
Expenses (as a percentage of Assets)	1.51%	[1],[2]
Defiance Leveraged Long + Income AMD ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.49%	[3]
Distribution and Service (12b-1) Fees	0.00%	[3]
Other Expenses (as a percentage of Assets):	0.02%	[3]
Expenses (as a percentage of Assets)	1.51%	[3],[4]
Defiance Leveraged Long + Income AMZN ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.49%	[5]
Distribution and Service (12b-1) Fees	0.00%	[5]
Other Expenses (as a percentage of Assets):	0.02%	[5]
Expenses (as a percentage of Assets)	1.51%	[5],[6]
Defiance Leveraged Long + Income BRK.B ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.49%	[7]
Distribution and Service (12b-1) Fees	0.00%	[7]
Other Expenses (as a percentage of Assets):	0.02%	[7]
Expenses (as a percentage of Assets)	1.51%	[7],[8]
Defiance Leveraged Long + Income GOOGL ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.49%	[9]
Distribution and Service (12b-1) Fees	0.00%	[9]
Other Expenses (as a percentage of Assets):	0.02%	[9]
Expenses (as a percentage of Assets)	1.51%	[9],[10]
Defiance Leveraged Long + Income HIMS ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.49%	[11]
Distribution and Service (12b-1) Fees	0.00%	[11]
Other Expenses (as a percentage of Assets):	0.02%	[11]
Expenses (as a percentage of Assets)	1.51%	[11],[12]
Defiance Leveraged Long + Income HOOD ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.49%	[13]
Distribution and Service (12b-1) Fees	0.00%	[13]
Other Expenses (as a percentage of Assets):	0.02%	[13]
Expenses (as a percentage of Assets)	1.51%	[13],[14]
Defiance Leveraged Long + Income META ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.49%	[15]
Distribution and Service (12b-1) Fees	0.00%	[15]
Other Expenses (as a percentage of Assets):	0.02%	[15]
Expenses (as a percentage of Assets)	1.51%	[15],[16]
Defiance Leveraged Long + Income NFLX ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.49%	[17]
Distribution and Service (12b-1) Fees	0.00%	[17]
Other Expenses (as a percentage of Assets):	0.02%	[17]
Expenses (as a percentage of Assets)	1.51%	[17],[18]
Defiance Leveraged Long + Income NVDA ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.49%	[19]
Distribution and Service (12b-1) Fees	0.00%	[19]
Other Expenses (as a percentage of Assets):	0.02%	[19]
Expenses (as a percentage of Assets)	1.51%	[19],[20]
Defiance Leveraged Long + Income PLTR ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.49%	[21]
Distribution and Service (12b-1) Fees	0.00%	[21]
Other Expenses (as a percentage of Assets):	0.02%	[21]
Expenses (as a percentage of Assets)	1.51%	[21],[22]
Defiance Leveraged Long + Income SMCI ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.49%	[23]
Distribution and Service (12b-1) Fees	0.00%	[23]
Other Expenses (as a percentage of Assets):	0.02%	[23]
Expenses (as a percentage of Assets)	1.51%	[23],[24]
Defiance Leveraged Long + Income TSLA ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.49%	[25]
Distribution and Service (12b-1) Fees	0.00%	[25]
Other Expenses (as a percentage of Assets):	0.02%	[25]
Expenses (as a percentage of Assets)	1.51%	[25],[26]
Defiance Leveraged Long + Income COIN ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.49%	[27]
Distribution and Service (12b-1) Fees	0.00%	[27]
Other Expenses (as a percentage of Assets):	0.02%	[27]
Expenses (as a percentage of Assets)	1.51%	[27],[28]

[1]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), will pay, or require a sub-adviser to pay, all of the Fund’s expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
[2]	Based on estimated amounts for the current fiscal year.
[3]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), will pay, or require a sub-adviser to pay, all of the Fund’s expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
[4]	Based on estimated amounts for the current fiscal year.
[5]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), will pay, or require a sub-adviser to pay, all of the Fund’s expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
[6]	Based on estimated amounts for the current fiscal year.
[7]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), will pay, or require a sub-adviser to pay, all of the Fund’s expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
[8]	Based on estimated amounts for the current fiscal year.
[9]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), will pay, or require a sub-adviser to pay, all of the Fund’s expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
[10]	Based on estimated amounts for the current fiscal year.
[11]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), will pay, or require a sub-adviser to pay, all of the Fund’s expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
[12]	Based on estimated amounts for the current fiscal year.
[13]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), will pay, or require a sub-adviser to pay, all of the Fund’s expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
[14]	Based on estimated amounts for the current fiscal year.
[15]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), will pay, or require a sub-adviser to pay, all of the Fund’s expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
[16]	Based on estimated amounts for the current fiscal year.
[17]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), will pay, or require a sub-adviser to pay, all of the Fund’s expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
[18]	Based on estimated amounts for the current fiscal year.
[19]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), will pay, or require a sub-adviser to pay, all of the Fund’s expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
[20]	Based on estimated amounts for the current fiscal year.
[21]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), will pay, or require a sub-adviser to pay, all of the Fund’s expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
[22]	Based on estimated amounts for the current fiscal year.
[23]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), will pay, or require a sub-adviser to pay, all of the Fund’s expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
[24]	Based on estimated amounts for the current fiscal year.
[25]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), will pay, or require a sub-adviser to pay, all of the Fund’s expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
[26]	Based on estimated amounts for the current fiscal year.
[27]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), will pay, or require a sub-adviser to pay, all of the Fund’s expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
[28]	Based on estimated amounts for the current fiscal year.